Supplementary Financial Statement Information - Allowance for Doubtful Accounts (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance For Doubtful Accounts
Balance at beginning of year	$ 9.1	$ 11.9	$ 13.1
Increase (decrease) in allowance	(0.4)	(2.7)	(1.1)
Receivables written off	(0.6)	(0.1)	(0.1)
Balance at end of year	$ 8.1	$ 9.1	$ 11.9